CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	Ordinary shares [Member]	Treasury shares [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Retained earnings/(Accumulated deficit) [Member]	Total Bitauto Holdings Limited shareholders’ equity [Member]	Noncontrolling interests [Member]
Balance, Beginning at Dec. 31, 2013	¥ 1,465,982	¥ 12	¥ (62,728)	¥ 1,298,279	¥ 24,602	¥ (66,318)	¥ 272,135	¥ 1,465,982	¥ 0
Balance, Beginning (shares) at Dec. 31, 2013		43,405,745.0	1,908,183.5
Issuance of ordinary shares	1	¥ 1	¥ 0	0	0	0	0	1	0
Issuance of ordinary shares (shares)		2,170,000.0	0
Exercise of options and RSUs	28,269	¥ 0	¥ 149	28,120	0	0	0	28,269	0
Exercise of options and RSUs (shares)		0	(4,518.0)
Share-based compensation	57,104	¥ 0	¥ 0	57,104	0	0	0	57,104	0
Net income/(loss)	489,571	0	0	0	0	0	485,639	485,639	3,932
Foreign currency translation gains	3,164	0	0	0	0	3,164	0	3,164	0
Acquisitions of subsidiaries	242,923	0	0	0	0	0	0	0	242,923
Accretion of redeemable noncontrolling interests	0
Statutory reserves	0	0	0	0	19,755	0	(19,755)	0	0
Balance, Ending at Dec. 31, 2014	2,287,014	¥ 13	¥ (62,579)	1,383,503	44,357	(63,154)	738,019	2,040,159	246,855
Balance, Ending (shares) at Dec. 31, 2014		45,575,745.0	1,903,665.5
Issuance of ordinary shares	6,355,201	¥ 4	¥ 0	6,355,197	0	0	0	6,355,201	0
Issuance of ordinary shares (shares)		17,735,549.0	0
Exercise of options and RSUs	6,656	¥ 0	¥ 5,889	767	0	0	0	6,656	0
Exercise of options and RSUs (shares)		0	(179,168.0)
Share-based compensation	120,045	¥ 0	¥ 0	120,045	0	0	0	120,045	0
Net income/(loss)	(385,284)	0	0	0	0	0	(393,182)	(393,182)	7,898
Foreign currency translation gains	344,748	0	0	0	0	344,748	0	344,748	0
Acquisitions of subsidiaries	10,000	0	0	0	0	0	0	0	10,000
Accretion of redeemable noncontrolling interests	(113,810)	0	0	0	0	0	(113,810)	(113,810)	0
Statutory reserves	0	0	0	0	12,836	0	(12,836)	0	0
Balance, Ending at Dec. 31, 2015	¥ 8,624,570	¥ 17	¥ (56,690)	7,859,512	57,193	281,594	218,191	8,359,817	264,753
Balance, Ending (shares) at Dec. 31, 2015	63,311,294	63,311,294.0	1,724,497.5
Issuance of ordinary shares	¥ 978,333	¥ 2	¥ 0	978,331	0	0	0	978,333	0
Issuance of ordinary shares (shares)		7,414,731.0	0
Beneficial conversion feature in relation to issuance of convertible debt	185,712	¥ 0	¥ 0	185,712	0	0	0	185,712	0
Exercise of options and RSUs	23,312	¥ 0	¥ 14,802	8,510	0	0	0	23,312	0
Exercise of options and RSUs (shares)		0	(450,311.0)
Share-based compensation	76,981	¥ 0	¥ 0	76,981	0	0	0	76,981	0
Net income/(loss)	(337,953)	0	0	0	0	0	(336,058)	(336,058)	(1,895)
Foreign currency translation gains	459,430	0	0	0	0	459,430	0	459,430	0
Acquisitions of subsidiaries	16,967	0	0	0	0	1,278	0	1,278	15,689
Accretion of redeemable noncontrolling interests	(205,287)	0	0	(205,287)	0	0	0	(205,287)	0
Statutory reserves	0	0	0	0	32,648	0	(32,648)	0	0
Balance, Ending at Dec. 31, 2016	¥ 9,822,065	¥ 19	¥ (41,888)	¥ 8,903,759	¥ 89,841	¥ 742,302	¥ (150,515)	¥ 9,543,518	¥ 278,547
Balance, Ending (shares) at Dec. 31, 2016	70,726,025	70,726,025.0	1,274,186.5